Summary of Significant Accounting Policies - Schedule Of Antidilutive Securities Excluded From Computation Of Earnings PerShare (Details) - shares	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Temporary Equity [Line Items]
Potentially Dilutive Securities, Outstanding	31,833	76,295	24,441	20,352
Unvested shares of restricted stock purchase agreements [Member]
Temporary Equity [Line Items]
Potentially Dilutive Securities, Outstanding	31,833	21,146	2,083	2,396
Expected shares from SAFE notes [Member]
Temporary Equity [Line Items]
Potentially Dilutive Securities, Outstanding	0	55,149	22,358	17,956